NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED JUNE 7, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

Effective June 7, 2013, Kevin Hunter is no longer a portfolio manager for the fund. Michael Carne will continue to serve as portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NFIP-0613P

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED JUNE 7, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013

Effective June 7, 2013, Kevin Hunter is no longer a portfolio manager for the fund. Michael Carne will continue to serve as portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NFISAI-0613P